Investments - Summary of Investments (Detail) - EUR (€) € in Thousands	Jun. 30, 2018	Dec. 31, 2017
Investment [Line Items]
Investments, current portion	€ 37,077	€ 34,043	[1]
Non-current investments	16,650	7,060	[1]
Total investments	53,727	41,103
Commercial paper [member]
Investment [Line Items]
Investments, current portion	17,715	15,527
U.S. Treasury securities [member]
Investment [Line Items]
Investments, current portion	2,574	9,177
Corporate fixed income bonds [member]
Investment [Line Items]
Investments, current portion	15,289	7,886
Non-current investments	16,650	7,060
Agency bond [member]
Investment [Line Items]
Investments, current portion	€ 1,499	€ 1,453

[1]	See Note 3 for details regarding the restatement as a result of a change in accounting policy.